Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
At lower of LIFO cost or market:
Live hogs and materials	$ 207,310,000	$ 258,638,000
Fresh pork and materials	33,485,000	31,495,000
Inventories at lower of LIFO cost or market, Gross	240,795,000	290,133,000
LIFO adjustment	(62,236,000)	(90,730,000)
Total inventories at lower of LIFO cost or market	178,559,000	199,403,000
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	299,229,000	317,573,000
Sugar produced and in process	53,325,000	65,986,000
Other	74,289,000	73,606,000
Total inventories at lower of FIFO cost or market	426,843,000	457,165,000
Grain, flour and feed at lower of weighted average cost or market	93,596,000	100,296,000
Total inventories	698,998,000	756,864,000
LIFO method increase (decrease) in earnings	17,381,000	(20,098,000)	(20,556,000)
LIFO method increase (decrease) in earnings per share (in dollars per share)	$ 14.56	$ (16.70)	$ (16.92)
Amount that inventories would have been higher by if the FIFO method had been used	$ 62,236,000	$ 90,730,000